UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1:	Schedule of Investments

Vanguard Tax-Managed Balanced Fund Schedule of Investments March 31, 2005

	Shares	Market Value ($000)

COMMON STOCKS (47.8%)

Auto & Transportation (1.1%)
United Parcel Service, Inc.	12,200	$887
FedEx Corp.	8,500	799
Harley-Davidson, Inc.	9,300	537
Norfolk Southern Corp.	14,200	526
Burlington Northern Santa Fe Corp.	8,938	482
Southwest Airlines Co.	29,618	422
Union Pacific Corp.	5,959	415
CSX Corp.	9,000	375
Expeditors International of Washington, Inc.	5,300	284
C.H. Robinson Worldwide, Inc.	4,800	247
J.B. Hunt Transport Services, Inc.	5,000	219
Navistar International Corp.	5,100	186
Ford Motor Co.	15,765	179
Lear Corp.	3,700	164
Gentex Corp.	5,100	163
JetBlue Airways Corp.	3,929	75
BorgWarner, Inc.	1,400	68
PACCAR, Inc.	400	29
General Motors Corp.	479	14

		6,071

Consumer Discretionary (8.2%)
Wal-Mart Stores, Inc.	62,800	3,147
Home Depot, Inc.	51,300	1,962
Time Warner, Inc.	92,940	1,631
The Walt Disney Co.	53,000	1,523
Viacom Inc. Class B	39,616	1,380
Target Corp.	24,500	1,226
Lowe's Cos., Inc.	20,800	1,188
McDonald's Corp.	34,500	1,074
Yahoo! Inc.	29,200	990
Gillette Co.	18,600	939
eBay Inc.	24,000	894
Liberty Media Corp.	76,828	797
Starbucks Corp.	11,800	610
Cendant Corp.	29,595	608
Kimberly-Clark Corp.	9,172	603
Costco Wholesale Corp.	13,300	588
Omnicom Group Inc.	6,000	531
Yum! Brands, Inc.	10,200	529
Waste Management, Inc.	18,301	528
The McGraw-Hill Cos., Inc.	6,000	524
Staples, Inc.	16,237	510
Marriott International, Inc. Class A	7,400	495
Starwood Hotels & Resorts Worldwide, Inc.	8,001	480
The Gap, Inc.	21,525	470
Electronic Arts Inc.	9,043	468
Federated Department Stores, Inc.	7,200	458
Avon Products, Inc.	10,600	455
NIKE, Inc. Class B	5,300	442
Coach, Inc.	7,400	419
Kohl's Corp.	7,800	403
Bed Bath & Beyond, Inc.	10,700	391
Best Buy Co., Inc.	6,850	370
Abercrombie & Fitch Co.	6,300	361
Sears Holdings Corp.	2,700	360
Hilton Hotels Corp.	15,979	357
Toys R Us, Inc.	13,800	355
Harrah's Entertainment, Inc.	5,400	349
Office Depot, Inc.	15,700	348
Apollo Group, Inc. Class A	4,700	348
Mattel, Inc.	16,080	343
Michaels Stores, Inc.	8,900	323
Caesars Entertainment, Inc.	16,200	321
International Game Technology	11,600	309
DirecTV Group, Inc.	21,371	308
Black & Decker Corp.	3,800	300
Darden Restaurants Inc.	9,550	293
Republic Services, Inc. Class A	8,700	291
Dollar General Corp.	12,860	282
XM Satellite Radio Holdings, Inc.	8,900	280
Tiffany & Co.	8,100	280
Mandalay Resort Group	3,800	268
Estee Lauder Cos. Class A	5,900	265
EchoStar Communications Corp. Class A	9,057	265
Liberty Media International Inc. Class A	6,039	264
MGM Mirage, Inc.	3,714	263
Mohawk Industries, Inc.	3,100	261
Gannett Co., Inc.	3,300	261
Clear Channel Communications, Inc.	7,520	259
AutoZone Inc.	3,000	257
Harman International Industries, Inc.	2,900	257
Cintas Corp.	6,150	254
Liz Claiborne, Inc.	6,300	253
Amazon.com, Inc.	7,300	250
Pixar, Inc.	2,500	244
Family Dollar Stores, Inc.	8,000	243
Reebok International Ltd.	5,300	235
Robert Half International, Inc.	8,600	232
AutoNation, Inc.	12,200	231
Brinker International, Inc.	6,350	230
Williams-Sonoma, Inc.	6,200	228
Jones Apparel Group, Inc.	6,800	228
Fastenal Co.	4,100	227
Applebee's International, Inc.	8,200	226
Dillard's Inc.	8,300	223
Saks Inc.	12,300	222
Fisher Scientific International Inc.	3,864	220
Manpower Inc.	5,000	218
International Speedway Corp.	4,010	218
Hasbro, Inc.	10,625	217
PETsMART, Inc.	7,500	216
Weight Watchers International, Inc.	5,000	215
Dollar Tree Stores, Inc.	7,450	214
Alberto-Culver Co. Class B	4,450	213
Outback Steakhouse	4,650	213
The Cheesecake Factory	6,000	213
IAC/InterActiveCorp	9,400	209
O'Reilly Automotive, Inc.	4,200	208
Timberland Co.	2,900	206
Polo Ralph Lauren Corp.	5,300	206
CDW Corp.	3,600	204
Iron Mountain, Inc.	7,050	203
Lamar Advertising Co. Class A	5,000	202
Borders Group, Inc.	7,500	200
E.W. Scripps Co. Class A	4,000	195
GTECH Holdings Corp.	8,200	193
The McClatchy Co. Class A	2,600	193
The Brink's Co.	5,500	190
Barnes & Noble, Inc.	5,500	190
Regis Corp.	4,500	184
Aramark Corp. Class B	6,900	181
CarMax, Inc.	5,703	180
RadioShack Corp.	6,900	169
Career Education Corp.	4,800	165
ServiceMaster Co.	11,900	161
Hearst-Argyle Television Inc.	6,200	158
Education Management Corp.	5,600	157
Rent-A-Center, Inc.	5,700	156
Columbia Sportswear Co.	2,900	154
Big Lots Inc.	12,100	145
Univision Communications Inc.	5,210	144
Chico's FAS, Inc.	4,200	119
Interpublic Group of Cos., Inc.	7,100	87
Foot Locker, Inc.	2,800	82
The Neiman Marcus Group, Inc. Class A	800	73
Circuit City Stores, Inc.	4,500	72
Convergys Corp.	4,800	72
Allied Waste Industries, Inc.	9,800	72
Adesa, Inc.	3,000	70
Sabre Holdings Corp.	3,040	67
Tech Data Corp.	1,500	56
Sirius Satellite Radio, Inc.	9,200	52
Nordstrom, Inc.	900	50
Metro-Goldwyn-Mayer Inc.	3,300	39
Limited Brands, Inc.	1,424	35
Belo Corp. Class A	1,400	34
TJX Cos., Inc.	1,200	30
Viad Corp.	1,000	27
Ross Stores, Inc.	900	26
Newell Rubbermaid, Inc.	418	9
Tribune Co.	200	8
Westwood One, Inc.	300	6
Blockbuster Inc. Class A	656	6
Blockbuster Inc. Class B	656	5

		46,394

Consumer Staples (3.1%)
The Procter & Gamble Co.	56,900	3,016
Altria Group, Inc.	41,800	2,733
PepsiCo, Inc.	40,300	2,137
The Coca-Cola Co.	38,900	1,621
Walgreen Co.	27,400	1,217
Anheuser-Busch Cos., Inc.	18,800	891
CVS Corp.	10,628	559
Sysco Corp.	14,400	516
Colgate-Palmolive Co.	9,300	485
Wm. Wrigley Jr. Co.	6,000	393
The Clorox Co.	5,400	340
Constellation Brands, Inc. Class A	6,100	323
Whole Foods Market, Inc.	3,000	306
Coca-Cola Enterprises, Inc.	13,400	275
Dean Foods Co.	7,650	262
The Pepsi Bottling Group, Inc.	9,000	251
Smithfield Foods, Inc.	7,500	237
Tyson Foods, Inc.	12,931	216
Hershey Foods Corp.	3,400	206
PepsiAmericas, Inc.	8,800	199
The Kroger Co.	12,400	199
Del Monte Foods Co.	18,000	195
Pilgrim's Pride Corp.	5,400	193
Church & Dwight, Inc.	5,400	192
Tootsie Roll Industries, Inc.	5,562	167
Kellogg Co.	3,200	138
Reynolds American Inc.	1,501	121
General Mills, Inc.	2,400	118
Sara Lee Corp.	4,700	104
Rite Aid Corp.	22,300	88
Safeway, Inc.	4,734	88
ConAgra Foods, Inc.	1,200	32

		17,818

Financial Services (9.1%)
Citigroup, Inc.	118,097	5,307
Bank of America Corp.	89,422	3,944
American International Group, Inc.	56,106	3,109
JPMorgan Chase & Co.	72,816	2,519
Wells Fargo & Co.	34,000	2,033
Wachovia Corp.	29,600	1,507
American Express Co.	29,100	1,495
Morgan Stanley	21,960	1,257
U.S. Bancorp	41,500	1,196
Merrill Lynch & Co., Inc.	17,400	985
First Data Corp.	23,614	928
The Goldman Sachs Group, Inc.	8,300	913
Fannie Mae	16,600	904
Prudential Financial, Inc.	15,400	884
Freddie Mac	12,600	796
Lehman Brothers Holdings, Inc.	8,164	769
SLM Corp.	12,700	633
Washington Mutual, Inc.	15,671	619
Progressive Corp. of Ohio	6,400	587
AFLAC Inc.	15,500	578
Capital One Financial Corp.	7,500	561
Countrywide Financial Corp.	16,598	539
Golden West Financial Corp.	8,400	508
Allstate Corp.	9,400	508
MBNA Corp.	20,400	501
Metropolitan Life Insurance Co.	12,700	497
CIGNA Corp.	5,300	473
Franklin Resources Corp.	6,400	439
The Principal Financial Group, Inc.	11,400	439
SunGard Data Systems, Inc.	12,100	417
Loews Corp.	5,600	412
Bear Stearns Co., Inc.	4,100	410
Moody's Corp.	5,000	404
State Street Corp.	9,100	398
Charles Schwab Corp.	36,650	385
Automatic Data Processing, Inc.	8,100	364
The Hartford Financial Services Group Inc.	5,200	357
Sovereign Bancorp, Inc.	15,000	332
Ambac Financial Group, Inc.	4,350	325
Fiserv, Inc.	8,025	319
Paychex, Inc.	9,650	317
M & T Bank Corp.	3,100	316
Host Marriott Corp. REIT	18,000	298
MBIA, Inc.	5,600	293
Zions Bancorp	4,200	290
Providian Financial Corp.	16,500	283
Torchmark Corp.	5,400	282
Simon Property Group, Inc. REIT	4,400	267
The Dun & Bradstreet Corp.	4,300	264
AmeriCredit Corp.	11,000	258
Genworth Financial Inc.	9,300	256
Radian Group, Inc.	5,300	253
MGIC Investment Corp.	4,100	253
Investors Financial Services Corp.	5,100	249
W.R. Berkley Corp.	5,000	248
Plum Creek Timber Co. Inc. REIT	6,900	246
Markel Corp.	700	242
DST Systems, Inc.	4,900	226
Eaton Vance Corp.	9,600	225
Transatlantic Holdings, Inc.	3,350	222
Conseco, Inc.	10,800	221
The PMI Group Inc.	5,800	220
Legg Mason Inc.	2,800	219
Mellon Financial Corp.	7,600	217
Brown & Brown, Inc.	4,600	212
StanCorp Financial Group, Inc.	2,500	212
Catellus Development Corp. REIT	7,843	209
WellChoice Inc.	3,900	208
MoneyGram International, Inc.	10,700	202
Leucadia National Corp.	5,850	201
UCBH Holdings, Inc.	4,900	196
BB&T Corp.	5,000	195
Certegy, Inc.	5,500	190
IndyMac Bancorp, Inc.	5,600	190
The First Marblehead Corp.	3,300	190
Federated Investors, Inc.	6,700	190
BlackRock, Inc.	2,500	187
Raymond James Financial, Inc.	6,100	185
Alleghany Corp.	656	182
St. Paul Travelers Cos., Inc.	4,889	180
CNA Financial Corp.	6,300	177
Odyssey Re Holdings Corp.	7,000	175
Total System Services, Inc.	6,900	172
Janus Capital Group Inc.	12,100	169
NewAlliance Bancshares, Inc.	11,900	167
Reinsurance Group of America, Inc.	3,800	162
BOK Financial Corp.	3,840	156
Equifax, Inc.	5,000	154
SunTrust Banks, Inc.	2,100	151
National City Corp.	4,400	147
CapitalSource Inc.	6,100	140
HCC Insurance Holdings, Inc.	3,700	134
The Bank of New York Co., Inc.	4,200	122
CIT Group Inc.	3,000	114
Fifth Third Bancorp	2,000	86
Jefferies Group, Inc.	2,100	79
The Chicago Mercantile Exchange	400	78
Instinet Group Inc.	12,816	75
Fair, Isaac, Inc.	2,000	69
ProLogis REIT	1,565	58
Global Payments Inc.	600	39
W Holding Co., Inc.	3,766	38
PHH Corp.	1,479	32
SEI Corp.	500	18
First Horizon National Corp.	300	12
Doral Financial Corp.	500	11
PNC Financial Services Group	100	5

		51,585

Health Care (6.6%)
Johnson & Johnson	67,232	4,515
Pfizer Inc.	158,910	4,175
Amgen, Inc.	28,824	1,678
UnitedHealth Group Inc.	17,187	1,639
Medtronic, Inc.	30,600	1,559
Abbott Laboratories	29,600	1,380
Merck & Co., Inc.	36,900	1,194
WellPoint Inc.	8,336	1,045
Wyeth	20,300	856
Eli Lilly & Co.	15,000	782
HCA Inc.	14,202	761
Aetna Inc.	9,738	730
Bristol-Myers Squibb Co.	27,800	708
Genentech, Inc.	12,400	702
Guidant Corp.	9,300	687
Cardinal Health, Inc.	11,190	624
Zimmer Holdings, Inc.	7,470	581
Boston Scientific Corp.	18,300	536
Medco Health Solutions, Inc.	10,578	524
Caremark Rx, Inc.	12,600	501
Schering-Plough Corp.	26,300	477
Gilead Sciences, Inc.	13,000	465
Stryker Corp.	9,900	442
Genzyme Corp.-General Division	7,400	424
St. Jude Medical, Inc.	11,368	409
McKesson Corp.	10,700	404
Quest Diagnostics, Inc.	3,600	378
Humana Inc.	11,500	367
Forest Laboratories, Inc.	9,700	358
Health Management Associates Class A	12,812	335
Biomet, Inc.	9,225	335
Laboratory Corp. of America Holdings	6,900	333
Patterson Cos	6,600	330
Coventry Health Care Inc.	4,800	327
Express Scripts Inc.	3,600	314
AmerisourceBergen Corp.	5,100	292
IMS Health, Inc.	11,876	290
Barr Pharmaceuticals Inc.	5,775	282
Sepracor Inc.	4,900	281
Mylan Laboratories, Inc.	15,750	279
Hospira, Inc.	8,460	273
Celgene Corp.	7,800	266
American Pharmaceuticals Partners, Inc.	5,050	261
Lincare Holdings, Inc.	5,700	252
Omnicare, Inc.	7,100	252
DENTSPLY International Inc.	4,600	250
Varian Medical Systems, Inc.	7,200	247
Universal Health Services Class B	4,600	241
IVAX Corp.	11,546	228
Henry Schein, Inc.	6,200	222
Cooper Cos., Inc.	3,000	219
Baxter International, Inc.	6,400	217
Becton, Dickinson & Co.	3,700	216
Watson Pharmaceuticals, Inc.	7,000	215
Biogen Idec Inc.	6,160	213
MedImmune Inc.	8,724	208
Medicis Pharmaceutical Corp.	5,900	177
Chiron Corp.	4,540	159
Stericycle, Inc.	3,600	159
Andrx Group	6,853	155
Endo Pharmaceuticals Holdings, Inc.	6,500	147
Eon Labs, Inc.	4,300	130
Kinetic Concepts, Inc.	1,900	113
C.R. Bard, Inc.	1,600	109
Health Net Inc.	2,900	95
Beckman Coulter, Inc.	1,100	73
Tenet Healthcare Corp.	6,290	73
Millipore Corp.	1,300	56

		37,525

Integrated Oils (2.4%)
ExxonMobil Corp.	148,344	8,841
ChevronTexaco Corp.	43,638	2,545
ConocoPhillips Co.	13,476	1,453
Amerada Hess Corp.	3,500	337
Occidental Petroleum Corp.	3,600	256

		13,432

Other Energy (2.0%)
Devon Energy Corp.	15,246	728
Valero Energy Corp.	9,700	711
Burlington Resources, Inc.	12,800	641
Apache Corp.	10,446	640
Anadarko Petroleum Corp.	7,996	608
National-Oilwell Varco Inc.	12,939	604
Baker Hughes, Inc.	11,140	496
EOG Resources, Inc.	10,000	487
XTO Energy, Inc.	14,033	461
Kerr-McGee Corp.	5,679	445
Williams Cos., Inc.	23,100	435
BJ Services Co.	7,200	374
Peabody Energy Corp.	7,000	325
ENSCO International, Inc.	8,500	320
Pioneer Natural Resources Co.	7,100	303
Smith International, Inc.	4,800	301
Patterson-UTI Energy, Inc.	11,702	293
Newfield Exploration Co.	3,900	290
Premcor, Inc.	4,700	280
Patina Oil & Gas Corp.	6,900	276
Noble Energy, Inc.	3,900	265
Pride International, Inc.	10,500	261
Rowan Cos., Inc.	8,300	248
Reliant Energy, Inc.	21,700	247
Arch Coal, Inc.	5,600	241
Cooper Cameron Corp.	4,000	229
Pogo Producing Co.	4,300	212
FMC Technologies Inc.	6,103	202
Massey Energy Co.	4,200	168
Halliburton Co.	3,600	156
NRG Engergy	4,500	154
Dynegy, Inc.	38,400	150
Grant Prideco, Inc.	115	3

		11,554

Materials & Processing (1.8%)
E.I. du Pont de Nemours & Co.	16,900	866
Dow Chemical Co.	14,000	698
Newmont Mining Corp. (Holding Co.)	12,689	536
Praxair, Inc.	11,200	536
Alcoa Inc.	16,288	495
Monsanto Co.	6,354	410
Nucor Corp.	7,000	403
Archer-Daniels-Midland Co.	16,121	396
Phelps Dodge Corp.	3,800	387
American Standard Cos., Inc.	8,300	386
United States Steel Corp.	6,200	315
Precision Castparts Corp.	4,000	308
Energizer Holdings, Inc.	5,100	305
Fluor Corp.	5,200	288
Lyondell Chemical Co.	10,000	279
The St. Joe Co.	4,100	276
Georgia Pacific Group	7,672	272
Sigma-Aldrich Corp.	4,100	251
Freeport-McMoRan Copper & Gold, Inc. Class B	6,300	250
Owens-Illinois, Inc.	9,900	249
Sealed Air Corp.	4,600	239
Jacobs Engineering Group Inc.	4,500	234
Pactiv Corp.	9,900	231
Smurfit-Stone Container Corp.	13,588	210
Martin Marietta Materials, Inc.	3,700	207
Forest City Enterprise Class A	3,200	204
Scotts Miracle-Gro Company	2,800	197
Packaging Corp. of America	7,300	177
Hughes Supply, Inc.	5,500	164
International Steel Group, Inc.	3,200	126
International Paper Co.	3,300	121
Neenah Paper Inc.	277	9

		10,025

Producer Durables (2.5%)
United Technologies Corp.	12,100	1,230
The Boeing Co.	18,540	1,084
Applied Materials, Inc.	42,500	691
Lockheed Martin Corp.	11,200	684
Illinois Tool Works, Inc.	7,600	680
Caterpillar, Inc.	5,000	457
Danaher Corp.	8,400	449
Xerox Corp.	27,700	420
Pulte Homes, Inc.	5,200	383
United Defense Industries Inc.	5,000	367
Toll Brothers, Inc.	4,600	363
Lexmark International, Inc.	4,500	360
D. R. Horton, Inc.	12,300	360
KLA-Tencor Corp.	7,500	345
Rockwell Collins, Inc.	6,900	328
Centex Corp.	5,700	326
Northrop Grumman Corp.	5,918	319
Lennar Corp. Class A	5,400	306
LAM Research Corp.	9,600	277
NVR, Inc.	350	275
Ryland Group, Inc.	4,400	273
Emerson Electric Co.	4,200	273
American Power Conversion Corp.	9,700	253
W.W. Grainger, Inc.	4,000	249
Alliant Techsystems, Inc.	3,400	243
Roper Industries Inc.	3,700	242
Agilent Technologies, Inc.	10,863	241
Hovnanian Enterprises Inc. Class A	4,700	240
Thermo Electron Corp.	9,075	230
Waters Corp.	6,400	229
Ametek, Inc.	5,600	225
Graco, Inc.	5,300	214
Herman Miller, Inc.	6,900	208
Donaldson Co., Inc.	6,400	207
Molex, Inc.	7,766	205
Parker Hannifin Corp.	3,200	195
Mettler-Toledo International Inc.	3,900	185
MDC Holdings, Inc.	1,900	132
Teradyne, Inc.	9,000	131
Pentair, Inc.	3,100	121
AGCO Corp.	5,100	93
Deere & Co.	700	47
Lennar Corp. Class B	680	36
Novellus Systems, Inc.	1,000	27

		14,203

Technology (6.8%)
Microsoft Corp.	204,500	4,943
International Business Machines Corp.	41,000	3,747
Intel Corp.	140,900	3,273
Cisco Systems, Inc.	144,300	2,582
Dell Inc.	57,000	2,190
QUALCOMM Inc.	41,100	1,506
Oracle Corp.	96,400	1,203
Texas Instruments, Inc.	45,600	1,162
Hewlett-Packard Co.	51,412	1,128
Motorola, Inc.	65,006	973
Apple Computer, Inc.	22,800	950
EMC Corp.	51,900	639
General Dynamics Corp.	5,800	621
Adobe Systems, Inc.	8,500	571
Corning, Inc.	42,500	473
Computer Associates International, Inc.	17,030	462
Analog Devices, Inc.	11,834	428
Symantec Corp.	19,800	422
Maxim Integrated Products, Inc.	10,100	413
Rockwell Automation, Inc.	7,000	396
Xilinx, Inc.	13,000	380
Veritas Software Corp.	15,719	365
Lucent Technologies, Inc.	132,600	365
Network Appliance, Inc.	12,912	357
Sun Microsystems, Inc.	87,100	352
National Semiconductor Corp.	15,600	322
Comverse Technology, Inc.	12,467	314
Linear Technology Corp.	8,200	314
L-3 Communications Holdings, Inc.	4,400	312
Autodesk, Inc.	10,500	312
Intuit, Inc.	6,900	302
NCR Corp.	8,936	302
Altera Corp.	14,800	293
Affiliated Computer Services, Inc. Class A	5,300	282
Jabil Circuit, Inc.	9,500	271
Broadcom Corp.	8,900	266
Computer Sciences Corp.	5,800	266
Advanced Micro Devices, Inc.	16,400	264
NVIDIA Corp.	11,000	261
Mercury Interactive Corp.	5,500	261
Scientific-Atlanta, Inc.	9,100	257
Storage Technology Corp.	7,700	237
Avaya Inc.	20,300	237
Symbol Technologies, Inc.	16,000	232
Microchip Technology, Inc.	8,800	229
Amphenol Corp.	6,100	226
Citrix Systems, Inc.	9,200	219
Arrow Electronics, Inc.	8,100	205
Ingram Micro, Inc. Class A	12,100	202
Compuware Corp.	26,600	192
Cadence Design Systems, Inc.	12,400	185
Tellabs, Inc.	22,600	165
Avnet, Inc.	8,500	157
BMC Software, Inc.	10,200	153
Zebra Technologies Corp. Class A	3,198	152
Intersil Corp.	8,100	140
Sanmina-SCI Corp.	22,908	120
Solectron Corp.	33,100	115
Ceridian Corp.	6,400	109
Reynolds & Reynolds Class A	3,300	89
Siebel Systems, Inc.	9,610	88
Synopsys, Inc.	4,800	87
LSI Logic Corp.	14,400	80
ADC Telecommunications, Inc.	38,700	77
Freescale Semiconductor, Inc.	4,373	75
BearingPoint, Inc.	7,900	69
Juniper Networks, Inc.	3,100	68
Western Digital Corp.	4,800	61
Acxiom Corp.	2,700	57
BEA Systems, Inc.	6,400	51
Unisys Corp.	5,200	37
Micron Technology, Inc.	2,900	30
UTStarcom, Inc.	1,500	16
3Com Corp.	400	1

		38,661

Utilities (2.2%)
Verizon Communications Inc.	52,500	1,864
SBC Communications Inc.	59,844	1,418
Comcast Corp. Special Class A	27,492	918
Comcast Corp. Class A	26,216	886
Nextel Communications, Inc.	28,700	816
BellSouth Corp.	28,100	739
Sprint Corp.	22,500	512
PG&E Corp.	14,200	484
AES Corp.	27,900	457
Edison International	11,800	410
Kinder Morgan, Inc.	4,600	348
Exelon Corp.	6,300	289
Cablevision Systems NY Group Class A	10,194	286
CenturyTel, Inc.	8,175	268
NTL Inc.	4,057	258
Telephone & Data Systems, Inc.	3,000	245
Western Gas Resources, Inc.	6,800	234
NSTAR	4,100	223
Southern Co.	6,600	210
Dominion Resources, Inc.	2,590	193
U.S. Cellular Corp.	4,000	183
ALLTEL Corp.	3,230	177
TXU Corp.	2,200	175
Northeast Utilities	8,900	172
Duke Energy Corp.	6,000	168
Qwest Communications International Inc.	32,000	118
SCANA Corp.	1,400	54
FirstEnergy Corp.	700	29
Cinergy Corp.	700	28
NiSource, Inc.	1,077	25
Citizens Communications Co.	937	12

		12,199

Other (2.0%)
General Electric Co.	235,809	8,503
3M Co.	14,600	1,251
Honeywell International Inc.	9,800	365
ITT Industries, Inc.	4,000	361
Brunswick Corp.	5,600	262
SPX Corp.	4,100	177
Wesco Financial Corp.	410	158

		11,077

TOTAL COMMON STOCKS
(Cost $174,106)		270,544

	Face Amount ($000)

MUNICIPAL BONDS (51.6%)

Alaska (0.3%)
Matanuska-Susitna Borough AK GO
5.500%, 3/1/2012 (3)	$1,695	1,864

Arizona (1.9%)
Arizona Transp. Board Highway Rev
5.250%, 7/1/2017	2,215	2,387
5.250%, 7/1/2020	1,965	2,108
Phoenix AZ Civic Improvement Corp. Water System Rev
5.500%, 7/1/2015 (3)	5,525	6,067

		10,562

California (4.0%)
California GO
6.400%, 2/1/2006 (1)	500	516
6.000%, 2/1/2016	2,000	2,292
California GO VRDO
2.300%, 4/1/2005 LOC	1,400	1,400
California Health Fac. Finance Auth. Rev. (Catholic Healthcare West)
6.250%, 7/1/2006 (1)	395	412
California Public Works Board Lease Rev. (Dept. of Corrections)
5.000%, 9/1/2011 (2)	1,535	1,629
California State Dept. of Water Resources Power Supply Rev
5.500%, 5/1/2014 (2)	4,065	4,525
5.500%, 5/1/2015 (2)	3,000	3,318
California State Econ. Recovery Bonds
5.000%, 7/1/2015	2,100	2,256
California State Econ. Recovery Bonds VRDO
2.330%, 4/1/2005	775	775
Central Coast California Water Auth. Rev
6.000%, 10/1/2008 (2)	1,000	1,066
Clovis CA USD GO
0.000%, 8/1/2005 (3) (ETM)	2,000	1,985
Los Angeles CA USD GO
6.000%, 7/1/2008 (3)	1,000	1,097
San Bernardino County CA Medical Center COP
5.500%, 8/1/2005 (1)	500	505
South Orange County CA Public Finance Auth. Rev
7.000%, 9/1/2006 (1)	875	927

		22,703

Colorado (1.3%)
Colorado Dept. of Transp. Rev
5.250%, 12/15/2013 (2) (Prere.)	3,750	4,144
Colorado Springs CO Util. System Rev
5.375%, 11/15/2013	2,775	3,033

		7,177

District of Columbia (1.0%)
District of Columbia GO
6.750%, 6/1/2005 (1)	5	5
5.500%, 6/1/2007 (4)	1,490	1,569
5.400%, 6/1/2012 (2)	455	484
District of Columbia Univ. Rev. (George Washington Univ.)
6.000%, 9/15/2011 (1)	3,000	3,324

		5,382

Florida (0.9%)
Florida Turnpike Auth. Rev
5.250%, 7/1/2009 (3)	485	519
5.250%, 7/1/2010 (3)	825	880
Sunshine State Florida Govt. Financing Comm. Rev. VRDO
2.270%, 4/7/2005 (2)	2,700	2,700
Tampa FL Health System Rev. (Catholic Healthcare East)
5.000%, 11/15/2009 (1)	1,000	1,067

		5,166

Georgia (2.1%)
Atlanta GA Airport Fac. Rev
5.750%, 1/1/2013 (3)	3,370	3,692
Georgia GO
5.500%, 7/1/2014	4,000	4,526
Georgia Muni. Electric Power Auth. Rev
6.250%, 1/1/2012 (1)	3,000	3,457

:		11,675

Hawaii (0.9%)
Hawaii GO
5.875%, 10/1/2010 (1) (Prere.)	1,870	2,100
5.000%, 10/1/2024 (1)	3,000	3,129

		5,229

Illinois (1.7%)
Chicago IL (City Colleges Improvement) GO
0.000%, 1/1/2012 (3)	2,380	1,800
Illinois GO
5.250%, 8/1/2012 (1)	3,700	4,053
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. & Health Systems) VRDO
2.300%, 4/1/2005 (1)	1,000	1,000
Illinois Sales Tax Rev
0.000%, 12/15/2016 (2)	5,000	2,909

		9,762

Indiana (0.9%)
Indiana Muni. Power Agency Rev
5.250%, 1/1/2015 (1)	4,440	4,822

Louisiana (0.5%)
Louisiana GO
5.500%, 5/15/2015 (3)	2,665	2,913

Maryland (0.4%)
Maryland GO
5.500%, 8/1/2008	2,250	2,428

Massachusetts (2.6%)
Chelsea MA GO
5.500%, 6/15/2011 (2)	740	795
5.500%, 6/15/2012 (2)	735	790
Massachusetts Bay Transp. Auth. Rev
5.125%, 3/1/2009 (Prere.)	1,695	1,821
Massachusetts GO
5.500%, 11/1/2013 (3)	2,000	2,233
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)
6.500%, 7/1/2012	1,880	2,053
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)
5.000%, 10/1/2017 (1)	1,000	1,052
Massachusetts Water Pollution Abatement Trust
6.000%, 8/1/2009 (Prere.)	415	465
6.000%, 8/1/2010	1,365	1,515
Massachusetts Water Resources Auth. Rev
5.250%, 8/1/2017 (4)	3,000	3,328
Massachusetts Water Resources Auth. Rev. VRDO
2.230%, 4/7/2005 (2)	860	860

		14,912

Michigan (2.2%)
Detroit MI City School Dist. GO
5.000%, 5/1/2011 (3)	3,510	3,774
Mason MI Public School Dist. (School Building & Site) GO
5.250%, 5/1/2017 (4)	1,850	2,004
Michigan Building Auth. Rev
5.300%, 10/1/2007 (2) (Prere.)	1,250	1,343
5.125%, 10/15/2008 (Prere.)	3,015	3,214
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)
5.875%, 10/1/2010 (Prere.)	2,110	2,385

		12,720

Mississippi (1.0%)
Mississippi GO
5.500%, 12/1/2018	2,750	3,131
5.500%, 12/1/2019	2,000	2,282

		5,413

Missouri (1.4%)
Missouri Health & Educ. Fac. Auth. (Washington Univ.)
6.000%, 3/1/2010 (Prere.)	4,000	4,502
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Episcopal - Presbyterian Hosp.)
5.500%, 12/1/2015 (4)	2,965	3,199

		7,701

Nebraska (0.1%)
Nebraska Public Power Dist. Rev
5.250%, 1/1/2008 (1) (Prere.)	135	144
5.250%, 1/1/2008 (1) (Prere.)	40	43
5.250%, 1/1/2008 (1) (Prere.)	100	107
5.250%, 1/1/2010 (1)	25	26
5.250%, 1/1/2011 (1)	50	53

		373

Nevada (0.4%)
Clark County NV Airport Improvement Rev
5.000%, 7/1/2005 (1)	1,705	1,716
Clark County NV School Dist. GO
5.900%, 6/15/2006 (3) (Prere.)	750	786

		2,502

New Jersey (4.2%)
New Jersey GO
5.000%, 7/15/2009	3,000	3,200
New Jersey Transp. Corp. COP
5.500%, 9/15/2011 (2)	3,000	3,291
New Jersey Transp. Trust Fund Auth. Rev
6.000%, 6/15/2005 (2)	2,500	2,519
6.000%, 6/15/2007 (Prere.)	250	271
5.000%, 6/15/2008 (Prere.)	1,555	1,647
6.000%, 12/15/2011 (1) (Prere.)	330	376
6.000%, 12/15/2011 (1) (Prere.)	1,440	1,643
6.000%, 12/15/2011 (1) (Prere.)	625	713
5.500%, 12/15/2020 (3)	4,000	4,519
New Jersey Turnpike Auth. Rev
5.500%, 1/1/2025 (2)	5,000	5,699

	;	23,878

New York (6.2%)
Erie County NY GO
6.125%, 1/15/2011 (3)	610	692
Hempstead NY GO
5.625%, 2/1/2006 (3) (Prere.)	155	162
5.625%, 2/1/2011 (3)	685	715
Huntington NY GO
6.700%, 2/1/2010 (3)	375	430
Long Island NY Power Auth. Electric System Rev
5.500%, 12/1/2009 (2)	2,000	2,183
5.500%, 12/1/2011 (2)	3,000	3,325
5.500%, 12/1/2012 (4) (ETM)	2,000	2,227
Metro. New York Transp. Auth. Rev. (Commuter Fac.)
6.000%, 7/1/2006 (1) (ETM)	1,000	1,041
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)
6.125%, 4/1/2010 (3) (Prere.)	2,110	2,386
New York City NY GO
6.375%, 8/15/2005 (Prere.)	640	656
New York City NY GO VRDO
2.250%, 4/1/2005 LOC	750	750
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO
2.240%, 4/1/2005 (3)	1,250	1,250
2.280%, 4/1/2005 (3)	3,075	3,075
New York City NY Transitional Finance Auth. Rev
5.875%, 5/1/2010 (Prere.)	3,305	3,731
5.375%, 2/1/2013	2,000	2,198
New York City NY Transitional Finance Auth. Rev. VRDO
2.280%, 4/1/2005	1,400	1,400
2.280%, 4/1/2005	1,000	1,000
New York State Dormitory Auth. Rev. (State Univ.)
5.375%, 5/15/2007 (2)	400	421
New York State Dormitory Auth. Rev. (Vassar Brothers Hosp.)
5.100%, 7/1/2010 (4)	1,500	1,590
New York State Environmental Fac. Corp. PCR (State Water Recovery Fund)
6.350%, 6/15/2006	225	229
New York State Thruway Auth. Rev. (Service Contract)
5.500%, 4/1/2014	4,000	4,363
Suffolk County NY GO
5.000%, 4/1/2007 (3)	1,120	1,167

		34,991

North Carolina (0.8%)
North Carolina Eastern Muni. Power Agency Rev
5.125%, 1/1/2014	2,400	2,510
North Carolina GO
5.000%, 3/1/2020	2,000	2,124

		4,634

Ohio (4.2%)
Butler County OH Transp. Improvement Dist. Rev
6.000%, 4/1/2012 (4)	2,250	2,466
Columbus OH Sewer VRDO
2.300%, 4/7/2005	100	100
Hamilton OH Electric System Rev. VRDO
2.280%, 4/7/2005 (4)	4,050	4,050
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)
5.625%, 9/1/2013 (1)	1,775	1,899
Ohio GO
5.500%, 2/1/2019	2,000	2,275
Ohio Housing Finance Agency Mortgage Rev
5.025%, 3/1/2021	50	50
Ohio State Conservation Projects GO
5.000%, 3/1/2017	3,885	4,138
Ohio Water Dev. Auth. PCR
5.000%, 6/1/2017	5,000	5,333
Ohio Water Dev. Auth. Rev
6.000%, 12/1/2008 (2)	75	75
Ohio Water Dev. Auth. Rev. (Pure Water)
5.750%, 12/1/2005 (1)	105	105
Univ. of Toledo OH General Receipts VRDO
2.290%, 4/1/2005 (3)	3,450	3,450

		23,941

Oregon (0.5%)
Oregon State Dept. Administrative Services
5.750%, 4/1/2009 (4) (Prere.)	2,400	2,653

Pennsylvania (2.2%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO
2.300%, 4/1/2005	2,000	2,000
2.300%, 4/1/2005	1,100	1,100
Pennsylvania Convention Center Auth. Rev
6.700%, 9/1/2014 (1)	500	512
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO
2.260%, 4/7/2005 LOC	2,340	2,340
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev
5.250%, 12/1/2009 (2) (ETM)	420	452
5.250%, 12/1/2009 (2)	195	210
5.250%, 12/1/2011 (2)	145	155
5.250%, 12/1/2011 (2) (ETM)	310	335
Philadelphia PA Airport Parking Auth
5.750%, 9/1/2008 (2)	1,150	1,245
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO
2.280%, 4/1/2005	800	800
2.300%, 4/1/2005	600	600
Philadelphia PA School Dist. GO
6.250%, 9/1/2005 (2) (ETM)	870	884
Philadelphia PA Water & Waste Water Rev
6.250%, 8/1/2009 (1)	1,000	1,117
Pittsburgh PA GO
5.200%, 3/1/2010 (3)	580	585
Pittsburgh PA Water & Sewer Auth. Rev
5.600%, 9/1/2005 (3) (Prere.)	235	238

		12,573

Puerto Rico (0.5%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev
5.250%, 7/1/2014 (3)	2,425	2,695

South Carolina (1.8%)
Piedmont SC Muni. Power Agency Rev
0.000%, 1/1/2024 (3)	4,000	1,533
South Carolina GO
5.000%, 7/1/2008	2,250	2,389
South Carolina Transp. Infrastructure Rev
5.250%, 10/1/2013 (2)	5,700	6,269

		10,191

South Dakota (0.2%)
South Dakota Building Auth. Lease Rev
5.250%, 12/1/2010 (2)	1,000	1,055

Tennessee (0.8%)
Memphis TN Electric System Rev
5.000%, 12/1/2010 (1)	2,300	2,477
Metro. Govt. of Nashville & Davidson County TN Water & Sewer Rev
6.500%, 1/1/2009 (3)	2,000	2,229

		4,706

Texas (4.9%)
Austin TX Combined Util. System Rev
5.600%, 5/15/2005 (1) (Prere.)	1,205	1,210
Austin TX Water & Wastewater System Rev
5.750%, 5/15/2011 (1)	2,200	2,417
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT
5.200%, 5/15/2008	800	845
Carrollton TX Independent School Dist. GO
6.000%, 2/15/2009 (Prere.)	2,925	3,217
Dallas TX Civic Center Refunding & Improvement Rev
4.600%, 8/15/2009 (1)	110	115
4.700%, 8/15/2010 (1)	815	853
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO
2.300%, 4/1/2005 (Prere.)	2,485	2,485
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO
2.300%, 4/1/2005	6,040	6,040
Houston TX Water & Sewer System Rev
0.000%, 12/1/2008 (2)	2,750	2,432
Lubbock TX Health Fac. Dev. Corp. Rev. (St. Joseph's Health System)
5.000%, 7/1/2008 (4)	1,645	1,734
San Antonio TX Electric & Gas Rev
5.125%, 2/1/2009	1,000	1,068
San Antonio TX Water Rev
6.500%, 5/15/2010 (1) (ETM)	75	84
Texas Muni. Power Agency Rev
0.000%, 9/1/2010 (2) (ETM)	160	132
Univ. of Texas Permanent Univ. Fund Rev
5.250%, 8/15/2018	4,900	5,412

		28,044

Utah (0.8%)
Salt Lake County UT Building Auth. Lease Rev
5.500%, 10/1/2009 (Prere.)	4,340	4,742

Washington (0.4%)
King County WA Library System GO
6.050%, 12/1/2006 (Prere.)	1,000	1,054
Washington GO
6.000%, 6/1/2012	1,000	1,138

		2,192

Wisconsin (0.5%)
Wisconsin GO
5.750%, 5/1/2011 (Prere.)	1,340	1,500
5.750%, 5/1/2011 (Prere.)	1,355	1,516

		3,016

TOTAL MUNICIPAL BONDS
(Cost $285,809)		292,615

TOTAL INVESTMENTS (99.4%)
(Cost $459,915)		563,159

OTHER ASSETS AND LIABILITIES--NET (0.6%)		3,408

NET ASSETS (100%)		$566,567

GO-General Obligation Bond.
PCR-Pollution Control Revenue Bond.
PUT-Put Option Obligation.
REIT-Real Estate Investment Trust.
USD-United School District
VRDO-Variable Rate Demand Obligation.
(Prere.)-Prerefunded.
(ETM)-Escrowed to Maturity.

Scheduled principal and interest payments are guaranteed by:
(1)MBIA (Municipal Bond Insurance Association).
(2)AMBAC (AMBAC Indemnity Corporation).
(3)FGIC (Financial Guaranty Insurance Company).
(4)FSA (Financiel Security Assurance).
The insurance does not guarantee the market value of the municipal bonds.

LOC-Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2005, the cost of investment securities for tax purposes was $459,915,000. Net unrealized appreciation of investment securities for tax purposes was $103,244,000, consisting of unrealized gains of $108,043,000 on securities that had risen in value since their purchase and $4,799,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 17, 2005

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 17, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.